SCHEDULE OF INVENTORIES (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Raw material	$ 228,860	$ 114,005	$ 62,462
Work in process			15,315
Finished goods-health supplements			521
Drugs, pharmaceutical and nutritional products	310,160	324,588	412,129
Food and beverage, hotel supplies and consumables	60,872	81,969	82,646
Total	599,892	520,562	573,073
Less: reserve for inventory	76,781	79,464	73,821
Total inventories, net	$ 523,111	$ 441,098	$ 499,252